Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Balance at the beginning period	$ 7,688	$ 7,421
Impairment	12
Balance at the end period	8,251	7,688	$ 7,421
Land and buildings
Property, plant and equipment
Balance at the beginning period	3,027	2,862
Balance at the end period	3,025	3,027	2,862
Transfers between classes	(70)
Freeholds
Property, plant and equipment
Balance at the beginning period	2,657	2,567
Balance at the end period	2,583	2,657	2,567
Leaseholds
Property, plant and equipment
Balance at the beginning period	370	295
Balance at the end period	442	370	295
Plant and equipment
Property, plant and equipment
Balance at the beginning period	2,575	2,382
Balance at the end period	2,748	2,575	2,382
Plant and equipment | Longmont
Property, plant and equipment
Reversal of impairment		23
Plant and equipment | Boulder
Property, plant and equipment
Reversal of impairment		70
Assets in course of construction
Property, plant and equipment
Balance at the beginning period	2,086	2,177
Balance at the end period	2,478	2,086	2,177
Assets held for sale
Property, plant and equipment
Transfers between classes	70
Cost
Property, plant and equipment
Balance at the beginning period	15,001	14,639	14,639
Capital expenditure	926	996	1,034
Disposals and other movements	(681)	(571)	(391)
Exchange adjustments	821	(63)	(643)
Balance at the end period	16,067	15,001	14,639
Cost | Land and buildings
Property, plant and equipment
Balance at the beginning period	5,532	5,366	5,023
Capital expenditure	10	8	25
Transfer of assets into use	137	403	429
Disposals and other movements	(48)	(236)	50
Exchange adjustments	220	(9)	(161)
Balance at the end period	5,851	5,532	5,366
Cost | Plant and equipment
Property, plant and equipment
Balance at the beginning period	7,383	7,096	7,183
Capital expenditure	42	48	99
Transfer of assets into use	462	620	594
Disposals and other movements	(615)	(324)	(427)
Exchange adjustments	466	(57)	(353)
Balance at the end period	7,738	7,383	7,096
Cost | Assets in course of construction
Property, plant and equipment
Balance at the beginning period	2,086	2,177	2,433
Capital expenditure	874	940	910
Transfer of assets into use	(599)	(1,023)	(1,023)
Disposals and other movements	(18)	(11)	(14)
Exchange adjustments	135	3	(129)
Balance at the end period	2,478	2,086	2,177
Depreciation
Property, plant and equipment
Balance at the beginning period	(7,313)	(7,218)	(7,024)
Depreciation charge for the year	689	647	614
Impairment (reversal)/charge	13	(53)	291
Disposals and other movements	(660)	(433)	(369)
Exchange adjustments	(461)	66	342
Balance at the end period	(7,816)	(7,313)	(7,218)
Depreciation | Land and buildings
Property, plant and equipment
Balance at the beginning period	(2,505)	(2,504)	(2,231)
Depreciation charge for the year	227	209	202
Impairment (reversal)/charge	(1)	(67)	150
Disposals and other movements	(42)	(120)	10
Exchange adjustments	(137)	21	89
Balance at the end period	(2,826)	(2,505)	(2,504)
Depreciation | Plant and equipment
Property, plant and equipment
Balance at the beginning period	(4,808)	(4,714)	(4,793)
Depreciation charge for the year	462	438	412
Impairment (reversal)/charge	2	14	98
Disposals and other movements	(606)	(313)	(336)
Exchange adjustments	(324)	45	253
Balance at the end period	(4,990)	$ (4,808)	(4,714)
Depreciation | Assets in course of construction
Property, plant and equipment
Impairment (reversal)/charge	12		43
Disposals and other movements	$ (12)		$ (43)